Noncontrolling Interests - Additional Information (Detail) $ in Thousands, ¥ in Millions										1 Months Ended			12 Months Ended
	May 15, 2019 USD ($)	May 15, 2019 CNY (¥)	Jul. 10, 2018 USD ($)	Jul. 10, 2018 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)	Mar. 29, 2017 USD ($)	Mar. 29, 2017 CNY (¥)	Jul. 02, 2008	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥) shares	Jan. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018	Apr. 30, 2018	Jun. 30, 2017	Sep. 30, 2016	May 31, 2016	Apr. 18, 2008 shares
Noncontrolling Interest [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period | shares																				11,652,556
Share based compensation arrangement by share based payment award percentage of outstanding stock issued									5.00%
Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Total consideration | ¥		¥ 38.3
Zhengbao Yucai
Noncontrolling Interest [Line Items]
Share based compensation arrangement by share based payment award percentage of outstanding stock issued										40.50%	40.50%
Total fund raised by share issuance										$ 11,900	¥ 83.3
Combined equity interest percentage										59.50%	59.50%
Zhengbao Yucai | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent										60.10%	60.10%
Zhengbao Yucai | Revised Plan | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent										35.80%	35.80%
Zhengbao Yucai | Revised Plan | Mr.Zhengdong Zhu | Chairman and Chief Executive Officer
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription										63.80%	63.80%
Zhengbao Yucai | Prior Plans | Independent Director Two | Mr.Liankui Hu
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription										24.60%	24.60%
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Noncontrolling interest, additional ownership percentage by non controlling owners	9.00%	9.00%	11.00%	11.00%
Total consideration	$ 5,580		$ 5,931	¥ 39.6
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners															49.00%
Noncontrolling interest, ownership percentage by parent	60.00%	60.00%	51.00%	51.00%												51.00%	40.00%
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Noncontrolling Interest [Line Items]
Total consideration					$ 6,059	¥ 40.0
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners															20.00%
Noncontrolling interest, ownership percentage by parent					80.00%	80.00%
Maximum | Zhengbao Yucai
Noncontrolling Interest [Line Items]
Share-based compensation arrangement by share-based payment award, shares issued in period | shares										41,880,000	41,880,000
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai														$ 1,090
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | Beijing Champion Tongxin Management Consulting LLP ("Tongxin")
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners												39.94%
Capital injection from noncontrolling interest shareholders												$ 4,824
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent												60.06%
Beijing Champion Tongxin Management Consulting LLP ("Tongxin") | Mr.Zhengdong Zhu
Noncontrolling Interest [Line Items]
Ownership interest of co-general partner												53.11%
Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'') | Subsidiaries of Variable Interest Entities (The Group)
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners																		20.00%
Noncontrolling interest, ownership percentage by parent																			80.00%
Beijing Haidian District Champion Training School (''Beijing Training School'')
Noncontrolling Interest [Line Items]
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai										$ 1,090
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders							$ 33,217	¥ 221.0
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners							80.00%	80.00%